UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09357
                             JNLNY VARIABLE FUND I LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                               Susan S. Rhee, Esq.
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004


Item 1. Report to Shareholders.

JNLNY VARIABLE FUND I LLC

JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)
(FORMERLY JNL/CURIAN 25 FUND NY)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management 25 Fund to earn is total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 Index comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: Overall, the Fund's Class A shares performed well returning 21.96% vs. 10.88% for it's benchmark the S&P 500 Index. Of the 25 holdings in the fund, 21 produced positive returns for the year.

Cummins Inc. was the best performer, returning 75% for the period. Its earnings and sales were up in most markets led by its North American heavy-duty truck engine market where sales nearly doubled from the previous year. The company was also awarded a contract to design mobile power generation units for the U.S. Army.

The weak U.S. dollar also contributed to returns as overseas travel to the United States benefited the Hotel Operations industries.

Starwood Hotels & Resorts returned +65% due to increased occupancy rates.

Mandalay Resorts group also benefited from increased occupancy, but its merger with MGM Mirage is what sent its stock soaring +60% for the year. The combined company creates the world's leading gaming and leisure company.

On the downside, Maytag Corp. was the Fund's biggest laggard returning -22% for the year. Restructuring costs and the rising costs of steel contributed to its lackluster performance.


AVERAGE ANNUAL TOTAL RETURN

1 year           21.96%
Since inception  23.17%
(inception date July 22, 2002)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                JNL/Mellon Capital Management   S&P Mid 400 Barra     S&P 500
date                  25 Fund (NY) (Class A)       Value Index         Index
7/22/2002                10,000.00                    10,000.00       10,000.00
7/31/2002                11,000.00                    10,832.68       11,129.00
8/31/2002                11,090.00                    10,927.72       11,202.02
9/30/2002                10,010.00                     9,851.91        9,984.57
10/31/2002               10,140.00                    10,252.89       10,863.40
11/30/2002               10,820.00                    10,911.02       11,502.80
12/31/2002               10,330.00                    10,496.99       10,820.88
1/31/2003                 9,580.00                    10,133.64       10,537.41
2/28/2003                 9,550.00                     9,919.54       10,379.30
3/31/2003                 9,370.00                     9,887.80       10,480.09
4/30/2003                10,020.00                    10,690.59       11,343.37
5/31/2003                10,610.00                    11,735.03       11,941.02
6/30/2003                10,760.00                    11,783.61       12,093.29
7/31/2003                11,220.00                    12,137.88       12,306.55
8/31/2003                11,780.00                    12,756.53       12,546.51
9/30/2003                11,390.00                    12,631.47       12,413.35
10/31/2003               12,150.00                    13,665.82       13,115.47
11/30/2003               12,490.00                    14,205.35       13,230.86
12/31/2003               13,660.00                    14,715.09       13,924.85
1/31/2004                13,720.00                    15,101.11       14,180.43
2/29/2004                13,850.00                    15,500.14       14,377.47
3/31/2004                14,220.00                    15,527.84       14,160.57
4/30/2004                14,140.00                    14,935.89       13,938.23
5/31/2004                14,080.00                    15,246.65       14,129.52
6/30/2004                15,070.00                    15,720.53       14,404.37
7/31/2004                14,630.00                    15,038.68       13,926.92
8/31/2004                14,730.00                    15,144.27       13,983.30
9/30/2004                15,220.00                    15,598.43       14,134.67
10/31/2004               15,380.00                    15,727.26       14,350.65
11/30/2004               16,170.00                    16,847.84       14,931.23
12/31/2004               16,660.00                    17,512.08       15,439.43



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNLNY VARIABLE FUND I LLC

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)
(FORMERLY JNL/CURAIN GLOBAL 15 FUND NY)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management Global 15 Fund is to earn total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:
INTERNATIONAL MARKET OVERVIEW: International equity markets enjoyed a strong year, as the MSCI EAFE Index gained 10.2% in local terms and 17.6% is U.S. dollar terms. The U.S. dollar finished the year at a nine-year low against a basket of major currencies, which boosted returns for U.S. investors. Within the MSCI EAFE Index, all markets posted positive returns in U.S. dollar terms, while Finland was the only negative market in local terms. The best-performing countries in U.S.-dollar terms were Austria 74%, Norway 49.6%, and Greece 41.2%. The lowest performers were the Netherlands 9.1% and Finland 8%.

Generally, the international equity markets began the year reaching new highs, but experienced sharp corrections following the Madrid terrorist attack in mid-March. The euro weakened against the U.S. dollar, while the Japanese yen continued to strengthen against the U.S. currency. Overall, returns in U.S. dollar terms were sub par for European equities and very strong for Japanese equities, particularly Japanese financial stocks. During the second quarter of 2004, international equity markets had mixed performance. The euro strengthened against the U.S. dollar, while the Japanese yen was unchanged against the U.S. currency. By and large, returns in U.S. dollar terms were strong for European equities and sub par for Japanese equities. However, by the end of the third quarter, the international markets declined a bit, as the MSCI EAFE Index dropped 0.23% in U.S. dollar terms. High oil prices and their potential drag on global economic growth were major factors on overseas equity market returns. As the year came to a close, international stocks again moved upward to finish with solid gains, as continued low bond yields and higher expected earnings drove investors into equities.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares returned 27.17% for 2004 vs. 14.72% for it's benchmark the MSCI DTR World Index. A key performance driver in the Fund was the U.S. dollar's depreciation versus the British pound. Overall, the 8% appreciation of the British pound was a positive contributor to international investors.

Thirteen securities within the Fund yielded positive returns. The top three companies that produced exceptional performance are highlighted below:

Cosco Pacific experienced a 61% annual return in 2004 largely in part due to expansion. The world's sixth largest container company announced its intentions to further expand its port in China, North America and Northern Europe. This was supported by its plan to buy sixteen percent of China's International Marine Container Company, the world's biggest maker of freight containers.

Tate & Lyle, Europe's largest cane sugar refiner, had a 72% annual return thanks to growing sales of its Sucrolose calorie-free sweetener. The exceptional growth of SPLENDA blend Sucrolose is a result of the Atkins diet boom as well as the food and drink makers enthusiasm to sell "low carbohydrate" branded products.

The EMI Group had an annual return of 85% after experiencing a four-year drop in sales. EMI, the world's second largest record company, continued to demonstrate strong performance and gained market share in the U.S. after surpassing Sony in the global markets the previous year.


AVERAGE ANNUAL TOTAL RETURN

1 year           27.17%
Since inception  21.46%
(inception date July 22, 2002)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

              JNL/Mellon Capital Management
   date          Global 15 Fund (NY)(Class A)      MSCI DTR World Index
7/22/2002               10,000.00                      10,000.00
07/31/2002              10,560.00                      10,162.00
08/31/2002              10,550.00                      10,179.36
09/30/2002               9,450.00                       9,058.61
10/31/2002              10,030.00                       9,726.08
11/30/2002              10,290.00                      10,249.00
12/31/2002               9,740.00                       9,751.04
01/31/2003               9,160.00                       9,453.89
02/28/2003               8,480.00                       9,288.43
03/31/2003               8,490.00                       9,257.77
04/30/2003               9,330.00                      10,078.18
05/31/2003              10,330.00                      10,651.97
06/30/2003              10,460.00                      10,834.98
07/31/2003              11,020.00                      11,053.74
08/31/2003              11,700.00                      11,291.20
09/30/2003              11,620.00                      11,359.15
10/31/2003              12,330.00                      12,032.08
11/30/2003              12,050.00                      12,213.94
12/31/2003              12,660.00                      12,979.26
01/31/2004              13,370.00                      13,187.53
02/29/2004              13,930.00                      13,408.35
03/31/2004              13,810.00                      13,319.37
04/30/2004              13,040.00                      13,046.58
05/31/2004              13,020.00                      13,155.45
06/30/2004              13,390.00                      13,435.73
07/31/2004              13,380.00                      12,997.05
08/31/2004              13,620.00                      13,054.18
09/30/2004              14,170.00                      13,301.14
10/31/2004              14,560.00                      13,626.61
11/30/2004              15,790.00                      14,342.43
12/31/2004              16,100.00                      14,889.93


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNLNY VARIABLE FUND I LLC

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND (NY)

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management Nasdaq 15 Fund is total return.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.
Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 Index comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: This Fund's Class A shares commenced operations on October 4, 2004 and returned 8.80% for the period underperforming it's benchmark, the Nasdaq 100 Index which returned 11.57%. As one of the largest holdings in the Fund, Intel Corp 18% was the biggest contributor to overall return, returning +11% since the Fund's inception. Returns were driven primarily by favorable third quarter results and news of a new CEO with a more consumer-oriented focus. Returns for the two largest holdings, Cisco & Qualcomm (representing approximately 19% of the Fund each) were slightly positive, +2% and +4%, respectively.

A number of smaller holdings also contributed positively to the Fund's results. Starbucks, Electronic Arts and Garmin Ltd had the largest returns of +33%, +38%, and +42%, respectively over the same period. Returns for these three companies were driven primarily by third quarter results and favorable financials over the period.

The biggest laggard for the Fund was Sandisk, which dropped 20% due to negative third quarter results.

AVERAGE ANNUAL TOTAL RETURN

Since inception  8.80%
(inception date October 04, 2004)

                  JNL/Mellon Capital Management
date             Nasdaq(R) 15 Fund (NY) (Class A)      NASDAQ(R) 100 Index
10/4/2004                 10,000.00                       10,000.00
10/31/2004                10,250.00                       10,190.83
11/30/2004                10,490.00                       10,777.57
12/31/2004                10,880.00                       11,122.65

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNLNY VARIABLE FUND I LLC

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)
(FORMERLY JNL/CURIAN SMALL-CAP FUND NY)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund is to earn total return through capital appreciation.

MONEY MANAGER COMMENTARY:
U.S. Market Overview: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 Index comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares returned 12.23% for the year vs.18.44% for it's benchmark the Russell 2000 Index. Below is a brief discussion regarding the top performers of the Fund in 2004:

Tenneco ended the year up 158%. Tenneco began the year with positive financials and late in the year announced labor and operational cost cutting restructurings contributing to its performance. Range Resources performed very well and ended the year up 117%. This strong performance was largely based on positive financials, along with new gas discoveries, and acquisitions. Ameristar finished the year up 79%. At the beginning of the year, the company had both a positive outlook and strong financials only to miss estimates mid year. However, Ameristar still managed to end the year with record financial results. Jarden Corp. completed the year up 59%. Early in the year, Jarden was boosted by a ratings upgrade from Moody's on the company's debt, with record sales and acquisitions later in the year.

The bottom performers of the Fund included: Cyberonics ended the year down 35%. Cyberonics price increased midyear based on FDA review of a drug to treat depression, but then fell after the FDA did not approve of a device to treat epilepsy. Net2phone ended the year down 50%. Throughout the year negative financial performance and missed projections plagued the company. Thoratec ended the year down 19% due to poor financial performance and missed sales and earnings estimates.

AVERAGE ANNUAL TOTAL RETURN

1 year           12.23%
Since inception  27.35%
(inception date July 22, 2002)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                   JNL/Mellon Capital Management
date               Small Cap Fund (NY) (Class A)   Russell 2000 Index
7/22/2002                   10,000.00                    10000.00
07/31/2002                  10,890.00                    10340.52
08/31/2002                  10,790.00                    10314.06
09/30/2002                  10,390.00                     9573.17
10/31/2002                  10,620.00                     9879.91
11/30/2002                  11,500.00                    10761.42
12/31/2002                  10,890.00                    10163.22
01/31/2003                  11,380.00                     9883.12
02/28/2003                  11,350.00                     9584.59
03/31/2003                  11,820.00                     9707.96
04/30/2003                  12,670.00                    10627.99
05/31/2003                  13,870.00                    11768.40
06/30/2003                  14,130.00                    11982.33
07/31/2003                  14,810.00                    12731.54
08/31/2003                  15,750.00                    13315.64
09/30/2003                  15,310.00                    13070.23
10/31/2003                  17,080.00                    14167.48
11/30/2003                  18,020.00                    14670.20
12/31/2003                  17,720.00                    14969.60
01/31/2004                  15,890.00                    15620.96
02/29/2004                  15,690.00                    15761.00
03/31/2004                  15,890.00                    15907.86
04/30/2004                  15,390.00                    15096.64
05/31/2004                  15,320.00                    15339.69
06/30/2004                  16,060.00                    15986.88
07/31/2004                  14,910.00                    14910.82
08/31/2004                  14,390.00                    14834.02
09/30/2004                  15,610.00                    15530.30
10/31/2004                  15,900.00                    15839.54
11/30/2004                  17,340.00                    17217.66
12/31/2004                  18,080.00                    17729.41


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNLNY VARIABLE FUND I LLC

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND (NY)
(FORMERLY JNL/CURAIN THE DOWSM 10 FUND NY)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management The Dow 10 Fund is to earn total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.
Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 Index comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares returned 3.04% vs. 5.31% for the Dow Jones Industrial Average Index. There were both strong performing and disappointing stocks driving the Fund's performance. The two companies that yielded exceptional performance were General Electric and Exxon Mobil Corporation. General Electric's annual return of 21% was largely due to full year profit forecasts citing strength across its conglomerates' various divisions. The company's third quarter earnings rose eleven percent, resulting in a revenue jump of fifteen percent. The company announced that eight of their eleven business units delivered earnings growth that exceeded double-digits with consistent strong performance on cash flows from operating activities. Exxon Mobil Corporation's annual 28% return was due to the significant jump in prices of crude, heating oil, and unleaded gasoline. The company posted their best profits ever after continued benefits from the long run up of energy prices.

The two companies that dragged down the Fund's performance during the year were Merck and General Motors. Merck's stock plummeted 28% when the company came under scrutiny after studies revealed the potential dangers of Vioxx use. General Motors lost 21% for the year due to record high recalls on cars and sports utility vehicles as well as poor performance from its overseas operations.

AVERAGE ANNUAL TOTAL RETURN

1 year            3.04%
Since inception  16.61%
(inception date July 22, 2002)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                 JNL/Mellon Capital Management
date             The Dow 10 Fund (NY) (Class A)     Dow Jones Industrial Average
7/22/2002               10,000.00                         10,000.00
07/31/2002              11,400.00                         11,224.28
08/31/2002              11,350.00                         11,157.74
09/30/2002               9,640.00                          9,790.89
10/31/2002              10,610.00                         10,852.61
11/30/2002              11,750.00                         11,530.39
12/31/2002              11,220.00                         10,828.13
01/31/2003              10,350.00                         10,467.82
02/28/2003              10,070.00                         10,286.81
03/31/2003               9,850.00                         10,434.00
04/30/2003              10,870.00                         11,086.53
05/31/2003              11,630.00                         11,609.60
06/30/2003              11,850.00                         11,803.45
07/31/2003              12,240.00                         12,148.12
08/31/2003              12,610.00                         12,417.52
09/30/2003              12,130.00                         12,249.47
10/31/2003              12,720.00                         12,969.03
11/30/2003              12,930.00                         12,979.43
12/31/2003              14,140.00                         13,890.92
01/31/2004              14,120.00                         13,954.71
02/29/2004              14,270.00                         14,113.64
03/31/2004              13,970.00                         13,831.09
04/30/2004              13,730.00                         13,672.83
05/31/2004              13,430.00                         13,653.83
06/30/2004              13,680.00                         14,002.56
07/31/2004              13,520.00                         13,626.35
08/31/2004              13,630.00                         13,706.05
09/30/2004              13,340.00                         13,596.66
10/31/2004              13,430.00                         13,547.39
11/30/2004              13,860.00                         14,128.56
12/31/2004              14,570.00                         14,628.24


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNLNY VARIABLE FUND I LLC

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND (NY)
(FORMERLY JNL/CURIAN THE S&P 10 FUND NY)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management The S&P 10 Fund is to earn total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 Index comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares grew in 2004, thanks to the positive performance of the constituents and significant client contributions. The Fund returned 17.94% vs. 10.88% for it's benchmark the S&P 500 Index. Nine out of ten stocks in the Fund delivered positive returns for the year. The key contributors are discussed below:

The best performing stock in the portfolio was Countrywide Financial Corp, which yielded +48%. During the year, Countrywide launched a joint venture with Pacific Coast Communities, added 7,500 jobs in Texas, and opened a financial center in Michigan. In addition, Countrywide more than doubled its dividend and reported increased revenue.

Paccar produced gains of +48% on the year. Thanks to growth throughout North America and a strong truck replacement market, Paccar doubled third quarter earnings.

Another top performer for the Fund was Capital One Financial Corp, which was up 38%. Capital One continually posted solid earnings through the year partly due to loan portfolio expansion. In addition, the company's strong 2004 was further demonstrated by the acquisition of eSmartloan for $155 million in mid December.

Lucent Technologies returned +32%, tripling its fourth quarter earnings from a year ago resulting in its first annual profit in four years. The boost was attributed to an increased demand for equipment to build the next generation of wireless networks, in addition to winning several big contracts in the wireless segment.

AVERAGE ANNUAL TOTAL RETURN

1 year           17.94%
Since inception  13.41%
(inception date July 22, 2002)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                        JNL/Mellon Capital Management
date                     S&P 10 Fund (NY) (Class A)         S&P 500 Index
7/22/2002                       10,000.00                      10,000.00
07/31/2002                      11,140.00                      11,129.00
08/31/2002                      11,110.00                      11,202.02
09/30/2002                      10,410.00                       9,984.57
10/31/2002                      10,140.00                      10,863.40
11/30/2002                      10,360.00                      11,502.80
12/31/2002                       9,690.00                      10,820.88
01/31/2003                       9,350.00                      10,537.41
02/28/2003                       9,080.00                      10,379.30
03/31/2003                       9,480.00                      10,480.09
04/30/2003                       9,760.00                      11,343.37
05/31/2003                      10,390.00                      11,941.02
06/30/2003                      10,340.00                      12,093.29
07/31/2003                      10,480.00                      12,306.55
08/31/2003                      10,410.00                      12,546.51
09/30/2003                      10,160.00                      12,413.35
10/31/2003                      10,680.00                      13,115.47
11/30/2003                      10,950.00                      13,230.86
12/31/2003                      11,540.00                      13,924.85
01/31/2004                      11,640.00                      14,180.43
02/29/2004                      11,830.00                      14,377.47
03/31/2004                      11,970.00                      14,160.57
04/30/2004                      11,440.00                      13,938.23
05/31/2004                      11,570.00                      14,129.52
06/30/2004                      11,890.00                      14,404.37
07/31/2004                      11,450.00                      13,926.92
08/31/2004                      11,360.00                      13,983.30
09/30/2004                      12,180.00                      14,134.67
10/31/2004                      11,930.00                      14,350.65
11/30/2004                      13,130.00                      14,931.23
12/31/2004                      13,610.00                      15,439.43



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNLNY VARIABLE FUND I LLC

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND (NY)

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management Value Line 25 Fund is to provide capital appreciation.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 Index comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares commenced operations on October 04, 2004 and returned 14.10% for the period vs. 7.24% for it's benchmark, the S&P 500 Index. The three largest contributors to the Fund's return are: Nextel Communications was the portfolio's largest holding as of December 31, 2004. Incidentally, Nextel and Sprint Corp entered into a merger agreement on December 15, 2004, that helped to increase the stock's return. Nextel had returned 20% by the end of the period. Coach Inc. was the second largest contributor to the Fund during this period. A large portion of the stock's performance was the result of a stronger than expected earnings announcement in October. In that announcement, the company also raised their annual profit forecast. For the period, Coach had a return of 31%. Pacificare Health Systems was the third largest contributor to the Fund. Much of its performance was due to the company's surprising third quarter earnings announcement and raised earnings forecast for 2004. By year-end, the stock had returned 54%. The security with the highest return was Nu Skin Enterprises with a return of 55%.

Two companies that significantly dragged down the performance of the Fund were as follows: SanDisk Corp. released third quarter numbers in October that missed analyst estimates by an average of five cents per share. The company also reported that gross margins compared to a year ago shrunk by 4% By the end of the year, the stock had a return of -20%.

In November, Claire's Stores announced that they would be reducing their fourth quarter earnings forecast due to lower than expected sales. At the end of the year, the stock had a return of -17%.


AVERAGE ANNUAL TOTAL RETURN

Since inception  14.10%
(inception date October 04, 2004)

                   JNL/Mellon Capital Management
date            Value Line 25 Fund (NY) (Class A)       S&P 500 Index
10/4/2004                    10,000.00                    10,000.00
10/31/2004                   10,110.00                     9,967.46
11/30/2004                   10,790.00                    10,370.71
12/31/2004                   11,410.00                    10,723.69


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUNDS
SCHEDULES OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 2004

JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Industrial                                               29.5%
     Consumer, Cyclical                                       27.4%
     Consumer, Non-cyclical                                   18.9%
     Basic Materials                                          11.5%
     Energy                                                   8.8%
     Technology                                               3.1%
     Money Market Investment                                  0.8%
                                                              100.0%

Common Stocks - 98.9%
Aerospace & Defense - 4.2%
     Raytheon Co.                                             20                        $    773

Apparel - 4.2%
     V.F. Corp.                                               14                             773

Auto Manufacturers - 2.9%
     Ford Motor Co.                                           37                             541

Chemicals - 4.2%
     Ashland Inc.                                             14                             790

Computers - 3.1%
     Electronic Data Systems Corp.                            25                             574

Electrical Components & Equipment - 3.5%
     Emerson Electric Co.                                     9                              659

Food - 11.0%
     Campbell Soup Co. (c)                                    22                             665
     General Mills Inc.                                       13                             657
     Kellogg Co.                                              16                             717
                                                                                             2,039
Forest Products & Paper - 7.2%
     Rayonier Inc.                                            15                             712
     Weyerhaeuser Co.                                         10                             639
                                                                                             1,351
Healthcare - 4.5%
     Mentor Corp.                                             25                             834

Home Furnishings - 5.5%
     Maytag Corp. (c)                                         21                             453
     Whirlpool Corp.                                          8                              578
                                                                                             1,031
Household Products - 3.4%
     Avery Dennison Corp.                                     11                             638

Lodging - 14.7%
     Harrah's Entertainment Inc. (c)                          12                             810
     Mandalay Resort Group (c)                                13                             934
     Starwood Hotels & Resorts Worldwide Inc.                 17                             994
                                                                                             2,738
Machinery - 5.5%
     Cummins Inc.                                             12                             1,021

Manufacturing - 12.1%
     Cooper Industries Ltd. - Class A                         10                             700
     Harsco Corp.                                             14                             774
     Leggett & Platt Inc.                                     27                             781
                                                                                             2,255
Metal Fabrication & Hardware - 4.1%
     Timken Co.                                               30                             769

Oil & Gas Producers - 8.8%
     ConocoPhillips                                           9                              809
     Occidental Petroleum Corp.                               14                             825
                                                                                             1,634

     Total Common Stocks (cost $15,978)                                                      18,420

Short Term Investments - 11.0%
Money Market Funds - 0.8%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              146                            146

Securities Lending Collateral - 10.2%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   1,895                          1,895

     Total Short Term Investments (cost $2,041)                                              2,041

Total Investments - 109.9% (cost $18,019)                                                    20,461
Other Assets and Liabilities, Net - (9.9)%                                                   (1,840)
Total Net Assets - 100%                                                                  $   18,621

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Industrial                                               34.3%
     Consumer, Non-cyclical                                   16.2%
     Consumer, Cyclical                                       14.1%
     Financial                                                11.9%
     Communications                                           10.0%
     Energy                                                   6.7%
     Diversified                                              5.8%
     Money Market Investment                                  1.0%
                                                              100.0%


Common Stocks - 98.8%
Aerospace & Defense - 7.9%
     BAE Systems Plc                                          197                        $   871

Auto Parts & Equipment - 5.1%
     GKN Plc                                                  125                            568

Commercial Services - 7.6%
     COSCO Pacific Ltd.                                       408                            845

Diversified Financial Services - 5.8%
     JPMorgan Chase & Co.                                     16                             640

Engineering & Construction - 6.7%
     Cheung Kong Infrastructure Holdings Ltd.                 255                            738

Entertainment - 9.0%
     EMI Group Plc                                            195                            994

Food - 8.5%
     Tate & Lyle Plc                                          104                            945

Holding Companies - Diversified - 5.8%
     Citic Pacific Ltd.                                       226                            643

Manufacturing - 6.2%
     General Electric Capital Corp.                           19                             693

Oil & Gas Producers - 6.7%
     Exxon Mobil Corp.                                        14                             739

Real Estate - 6.1%
     Hang Lung Properties Ltd.                                436                            673

Telecommunications - 9.9%
     AT&T Corp. (c)                                           28                             531
     SBC Communications Inc.                                  22                             571
                                                                                             1,102
Transportation - 13.5%
     MTR Corp.                                                445                            712
     Peninsular and Oriental Steam Navigation Co.             137                            784
                                                                                             1,496

     Total Common Stocks (cost $9,534)                                                       10,947

Short Term Investments - 10.1%
Money Market Funds - 1.0%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              111                            111

Securities Lending Collateral - 9.1%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   1,009                          1,009

     Total Short Term Investments (cost $1,120)                                              1,120

Total Investments - 108.9% (cost $10,654)                                                    12,067
Other Assets and Liabilities, Net - (8.9)%                                                   (986)
Total Net Assets - 100%                                                                  $   11,081


JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Communications                                           51.8%
     Technology                                               31.9%
     Consumer, Cyclical                                       11.5%
     Industrial                                               3.7%
     Consumer, Non-cyclical                                   1.0%
     Money Market Investment                                  0.1%
                                                              100.0%

Common Stocks - 97.8%
Biotechnology - 0.9%
     Invitrogen Corp. (b)                                     -                          $   11

Computers - 1.1%
     Sandisk Corp. (b) (c)                                    1                              13

Electronics - 3.7%
     Garmin Ltd. (c)                                          -                              22
     Gentex Corp.                                             -                              9
     Sanmina-SCI Corp. (b)                                    2                              14
                                                                                             45
Internet - 4.3%
     Symantec Corp. (b)                                       2                              52

Retail - 11.3%
     Staples Inc.                                             2                              55
     Starbucks Corp. (b) (c)                                  1                              81
                                                                                             136
Semiconductors - 21.1%
     Intel Corp.                                              9                              210
     Maxim Integrated Products Inc.                           1                              46
                                                                                             256
Software - 9.0%
     Adobe Systems Inc.                                       1                              49
     Electronic Arts Inc. (b)                                 1                              60
                                                                                             109
Telecommunications Equipment - 18.9%
     Cisco Systems Inc. (b)                                   12                             229

Wireless Telecommunications - 27.5%
     Nextel Communications Inc. (b)                           4                              109
     Qualcomm Inc.                                            5                              224
                                                                                             333

     Total Common Stocks (cost $1,093)                                                       1,184

Short Term Investments - 9.2%
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              1                              1

Securities Lending Collateral - 9.2%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   111                            111

     Total Short Term Investments (cost $112)                                                112

Total Investments - 107.0% (cost $1,205)                                                     1,296
Other Assets and Liabilities, Net - (7.0)%                                                   (85)
Total Net Assets - 100%                                                                     $1,211

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   31.3%
     Consumer, Cyclical                                       23.2%
     Energy                                                   10.6%
     Financial                                                9.6%
     Industrial                                               7.3%
     Technology                                               6.7%
     Basic Materials                                          5.7%
     Communications                                           4.1%
     Money Market Investment                                  1.5%
                                                              100.0%

Common Stocks - 95.4%
Auto Parts & Equipment - 4.0%
     Keystone Automotive Industries Inc. (b)                  5                          $   122
     Tenneco Automotive Inc. (b)                              17                             289
                                                                                             411
Banks - 2.1%
     Columbia Banking Systems Inc.                            5                              119
     Mercantile Bank Corp.                                    2                              94
                                                                                             213
Biotechnology - 6.1%
     Integra LifeSciences Holdings Corp. (b)                  11                             393
     Serologicals Corp. (b) (c)                               10                             224
                                                                                             617
Chemicals - 3.8%
     Symyx Technologies Inc. (b)                              13                             385

Entertainment - 2.9%
     Isle of Capri Casinos Inc. (b)                           11                             291

Healthcare - 17.2%
     Cyberonics Inc. (b) (c)                                  9                              195
     Medical Action Industries Inc. (b)                       4                              70
     PolyMedica Corp.                                         10                             368
     Province Healthcare Co. (b)                              20                             447
     Thoratec Corp. (b)                                       22                             228
     Ventana Medical Systems Inc. (b)                         7                              431
                                                                                             1,739
Household Products - 4.7%
     Jarden Corp. (b) (c)                                     11                             476

Insurance - 3.1%
     Universal American Financial Corp. (b)                   21                             320

Internet - 0.8%
     Net2Phone Inc. (b)                                       25                             85

Lodging - 4.4%
     Ameristar Casinos Inc.                                   10                             444

Manufacturing - 1.0%
     Applied Films Corp. (b)                                  5                              100

Mining - 1.7%
     RTI International Metals Inc. (b)                        9                              176

Office & Business Equipment - 3.3%
     Global Imaging Systems Inc. (b)                          9                              337

Oil & Gas Producers - 7.7%
     Range Resources Corp.                                    22                             457
     Swift Energy Co. (b)                                     11                             326
                                                                                             786
Oil & Gas Services - 2.5%
     Tetra Technologies Inc. (b)                              9                              255

Packaging & Containers - 4.4%
     Silgan Holdings Inc.                                     7                              442

Pharmaceuticals - 2.4%
     Bentley Pharmaceuticals Inc. (b)                         8                              83
     Noven Pharmaceuticals Inc. (b)                           9                              158
                                                                                             241
Real Estate - 2.8%
     Saxon Capital Inc.                                       12                             282

Retail - 11.2%
     Bombay Co. Inc. (b)                                      15                             80
     CSK Auto Corp. (b)                                       19                             318
     Jos. A. Banks Clothiers Inc. (b) (c)                     5                              153
     PC Connection Inc. (b)                                   8                              75
     School Specialty Inc. (b)                                7                              286
     World Fuel Services Corp.                                4                              221
                                                                                             1,133
Savings & Loans - 1.3%
     Flushing Financial Corp.                                 7                              130

Software - 3.2%
     JDA Software Group Inc. (b)                              11                             150
     Per-Se Technologies Inc. (b)                             11                             170
                                                                                             320
Telecommunications Equipment - 3.1%
     Aeroflex Inc. (b)                                        26                             318

Transportation - 1.6%
     RailAmerica Inc. (b)                                     12                             161
     Total Common Stocks (cost $8,334)                                                       9,659

Short Term Investments - 10.5%
Money Market Funds - 1.5%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              148                            148

Securities Lending Collateral - 9.0%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   915                            915

     Total Short Term Investments (cost $1,063)                                              1,063

Total Investments - 105.9% (cost $9,397)                                                     10,722
Other Assets and Liabilities, Net - (5.9)%                                                   (595)
Total Net Assets - 100%                                                                  $   10,127

JNL/MELLON CAPITAL MANAGEMENT THE DOW(SM) 10 FUND (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Financial                                                20.2%
     Communications                                           18.8%
     Consumer, Non-cyclical                                   17.8%
     Energy                                                   12.5%
     Industrial                                               11.6%
     Basic Materials                                          10.6%
     Consumer, Cyclical                                       7.3%
     Money Market Investment                                  1.2%
                                                              100.0%

Common Stocks - 98.3%
Auto Manufacturers - 7.3%
     General Motors Corp. (c)                                 29                         $   1,159

Chemicals - 10.6%
     E.I. du Pont de Nemours & Co. (c)                        34                             1,673

Diversified Financial Services - 20.1%
     Citigroup Inc.                                           32                             1,526
     JPMorgan Chase & Co.                                     42                             1,653
                                                                                             3,179
Manufacturing - 11.5%
     General Electric Capital Corp.                           50                             1,821

Oil & Gas Producers - 12.4%
     Exxon Mobil Corp.                                        38                             1,958

Pharmaceuticals - 6.7%
     Merck & Co. Inc.                                         33                             1,060

Telecommunications - 18.7%
     AT&T Corp.                                               74                             1,418
     SBC Communications Inc.                                  59                             1,530
                                                                                             2,948
Tobacco - 11.0%
     Altria Group Inc.                                        28                             1,736

     Total Common Stocks (cost $14,807)                                                      15,534

Short Term Investments - 19.4%
Money Market Funds - 1.2%
     Dreyfus Cash Management Plus, 1.98% (a) (d)               187                           187

Securities Lending Collateral - 18.2%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   2,886                          2,886

     Total Short Term Investments (cost $3,073)                                              3,073

Total Investments - 117.7% (cost $17,880)                                                    18,607
Other Assets and Liabilities, Net - (17.7)%                                                  (2,803)
Total Net Assets - 100%                                                                  $   15,804



JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 Fund (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Cyclical                                       37.7%
     Financial                                                23.4%
     Utilities                                                9.9%
     Communications                                           9.8%
     Industrial                                               9.6%
     Consumer, Non-cyclical                                   8.5%
     Money Market Investment                                  1.1%
                                                              100.0%

Common Stocks - 98.4%
Auto Manufacturers - 18.9%
     Ford Motor Co.                                           82                         $   1,201
     PACCAR Inc.                                              24                             1,896
                                                                                             3,097
Commercial Services - 8.6%
     Cendant Corp.                                            60                             1,406

Diversified Financial Services - 23.2%
     Capital One Financial Corp. (c)                          22                             1,844
     Countrywide Financial Corp.                              53                             1,961
                                                                                             3,805
Electric - 9.9%
     PG&E Corp. (b)                                           48                             1,612

Machinery - 9.5%
     Caterpillar Inc.                                         16                             1,556

Retail - 18.6%
     Best Buy Co. Inc.                                        26                             1,542
     Sears Roebuck & Co. (c)                                  29                             1,500
                                                                                             3,042
Telecommunications Equipment - 9.7%
     Lucent Technologies Inc. (b)                             423                            1,589

     Total Common Stocks (cost $13,836)                                                      16,107

Short Term Investments - 11.2%
Money Market Funds - 1.1%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              182                            182

Securities Lending Collateral - 10.1%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   1,649                          1,649

     Total Short Term Investments (cost $1,831)                                              1,831

Total Investments - 109.6% (cost $15,667)                                                    17,938
Other Assets and Liabilities, Net - (9.6)%                                                   (1,561)
Total Net Assets - 100%                                                                  $   16,377




JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Cyclical                                       33.7%
     Communications                                           27.2%
     Consumer, Non-cyclical                                   21.2%
     Technology                                               9.3%
     Industrial                                               6.9%
     Energy                                                   1.7%
                                                              100.0%

Common Stocks - 98.8%
Aerospace & Defense - 0.9%
     Engineered Support Systems Inc.                          2                          $   130

Apparel - 6.7%
     Coach Inc. (b)                                           17                             938

Building Materials - 0.6%
     Eagle Materials Inc. (c)                                 -                              20
     Eagle Materials Inc. - Class B                           1                              69
                                                                                             89
Commercial Services - 2.5%
     Apollo Group Inc. (b) (c)                                2                              157
     ITT Educational Services Inc. (b) (c)                    4                              193
                                                                                             350
Computers - 6.3%
     Cognizant Technology Solutions Corp. (b)                 12                             523
     Sandisk Corp. (b) (c)                                    14                             359
                                                                                             882
Electronics - 5.3%
     NEC Corp.                                                120                            734

Healthcare - 18.5%
     Humana Inc. (b)                                          14                             428
     Pacificare Health Systems Inc. (b) (c)                   8                              426
     Zimmer Holdings Inc. (b) (c)                             21                             1,720
                                                                                             2,574
Home Builders - 6.5%
     Centex Corp.                                             11                             654
     Ryland Group Inc. (c)                                    4                              248
                                                                                             902
Home Furnishings - 5.6%
     Harman International Industries Inc.                     6                              775

Oil & Gas Producers - 1.7%
     Patina Oil & Gas Corp.                                   6                              231

Retail - 14.5%
     Chico's FAS Inc. (b) (c)                                 8                              353
     Claire's Stores Inc.                                     8                              175
     Foot Locker Inc.                                         13                             343
     HOT Topic Inc. (b)                                       4                              73
     Nordstrom Inc. (c)                                       12                             570
     Nu Skin Enterprises Inc.                                 7                              178
     Urban Outfitters Inc. (b)                                8                              334
                                                                                             2,026
Software - 2.9%
     Total System Services Inc.                               16                             399


Telecommunications Equipment - 5.8%
     Avaya Inc. (b) (c)                                       38                             651
     Foundry Networks Inc. (b)                                12                             154
                                                                                             805

Wireless Telecommunications - 21.1%
     Nextel Communications Inc. (b)                           98                             2,947

     Total Common Stocks (cost $13,294)                                                      13,782

Short Term Investments - 17.2%
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              5                              5

Securities Lending Collateral - 17.2%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   2,391                          2,391

     Total Short Term Investments (cost $2,396)                                              2,396

Total Investments - 116.0% (cost $15,690)                                                    16,178
Other Assets and Liabilities, Net - (16.0)%                                                  (2,232)
Total Net Assets - 100%                                                                  $   13,946

                   See Notes to the Schedule of Investments.


NOTES TO THE SCHEDULES OF INVESTMENTS:

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2004.

(b)  Non-income producing security.

(c)  All or portion of the security has been loaned.

(d)  Investments  in  affiliates.  See  Note 3 in  the  Notes  to the  Financial
     Statements.

(e)  Sector weightings excluding securities lending collateral.


SUMMARY OF INVESTMENTS BY COUNTRY:

                  JNL/Mellon Capital JNL/Mellon Capital
                    Management         Management
                      Global           Value Line
                   15 Fund (NY)        25 Fund (NY)

Belgium                    - %             - %
Denmark                    -               -
France                     -               -
Hong Kong                32.7              -
Ireland                    -               -
Italy                      -               -
Japan                      -              5.3
Netherlands                -               -
Spain                      -               -
Sweden                     -               -
United Kingdom           37.6              -
United States            29.7            94.7
Total Investments       100.0%          100.0%




SUMMARY OF OPEN CURRENCY CONTRACTS (IN THOUSANDS):
     Currency            Settlement     Notional     Currency Unrealized
     Purchased/Sold      Date           Amount       Value    Gain/(Loss)

JNL/Mellon Capital Management Global 15 Fund  (NY)
     GBP/USD             01/04/05       28 GBP        $53      $-
                                                       53       -





JNL VARIABLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2004

                                                                           JNLNY VARIABLE FUND I LLC
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------

                                                    JNL/Mellon           JNL/Mellon                                 JNL/Mellon
                                                      Capital              Capital         JNL/Mellon Capital        Capital
                                                    Management           Management            Management           Management
                                                        25                Global 15            Nasdaq 15          Select Small-
ASSETS                                                 Fund                 Fund                  Fund               Cap Fund
                                                --------------------  ------------------  --------------------- -------------------
                                                --------------------  ------------------  --------------------- -------------------

Investments - unaffiliated, at value (a) (b)               $ 18,420            $ 10,947                $ 1,184             $ 9,659
Investments - affiliated, at value and cost                   2,041               1,120                    112               1,063
Cash                                                              -                   -                      -                   -
Foreign currency (c)                                              -                  37                      -                   -
Receivables:
   Dividends and interest                                        39                  20                      -                   7
   Foreign taxes recoverable                                      -                   -                      -                   -
   Forward currency contracts                                     -                   -                      -                   -
   Fund shares sold                                              35                  29                     26                  14
   Investment securities sold                                     -                   -                      -                 307
                                                --------------------  ------------------  --------------------- -------------------
                                                --------------------  ------------------  --------------------- -------------------
TOTAL ASSETS                                                 20,535              12,153                  1,322              11,050
                                                --------------------  ------------------  --------------------- -------------------
                                                --------------------  ------------------  --------------------- -------------------

LIABILITIES
Cash overdraft                                                    -                   -                      -                   -
Payables:
   Administrative fees                                            2                   2                      -                   1
   Advisory fees                                                  6                   3                      -                   3
   Forward currency contracts                                     -                   -                      -                   -
   Fund shares redeemed                                           8                   3                      -                   2
   Investment securities purchased                                -                  53                      -                   -
   Trustees fees                                                  -                   -                      -                   -
   Other                                                          -                   -                      -                   -
   12B-1 service fees (Class A)                                   3                   2                      -                   2
Return of collateral for securities loaned                    1,895               1,009                    111                 915
                                                --------------------  ------------------  --------------------- -------------------
                                                --------------------  ------------------  --------------------- -------------------
TOTAL LIABILITIES                                             1,914               1,072                    111                 923
                                                --------------------  ------------------  --------------------- -------------------
                                                --------------------  ------------------  --------------------- -------------------
NET ASSETS                                                 $ 18,621            $ 11,081                $ 1,211            $ 10,127
                                                ====================  ==================  ===================== ===================
                                                ====================  ==================  ===================== ===================

NET ASSETS CONSIST OF:
Paid-in capital                                            $ 14,049             $ 9,428                $ 1,121             $ 7,509
Undistributed (accumulated) net
   investment income (loss)                                     362                 158                     (1)                 (5)
Accumulated net realized gain (loss)                          1,767                  82                      -               1,298
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                       2,443               1,413                     91               1,325
                                                --------------------  ------------------  --------------------- -------------------
                                                --------------------  ------------------  --------------------- -------------------
                                                           $ 18,621            $ 11,081                $ 1,211            $ 10,127
                                                ====================  ==================  ===================== ===================
                                                ====================  ==================  ===================== ===================

CLASS A
Net assets                                                 $ 18,621            $ 11,081                $ 1,211            $ 10,127
Shares outstanding (no par value),
   unlimited shares authorized                                1,118                 688                    111                 560
Net asset value per share                                   $ 16.66             $ 16.10                $ 10.88             $ 18.08
                                                ====================  ==================  ===================== ===================
                                                ====================  ==================  ===================== ===================

CLASS B
Net assets                                              n/a                  n/a                   n/a                  n/a
Shares outstanding (no par value),
   unlimited shares authorized                          n/a                  n/a                   n/a                  n/a
Net asset value per share                               n/a                  n/a                   n/a                  n/a
----------------------------------------------
----------------------------------------------

(a) Including securities on loan of:                        $ 1,842               $ 963                  $ 108               $ 880
(b) Investments - unaffiliated, at cost                      15,978               9,534                  1,093               8,334
(c) Foreign currency, at cost                                     -                  37                      -                   -



                                              --------------------------------------------------------
                                              --------------------------------------------------------

                                                    JNL/Mellon          JNL/Mellon       JNL/Mellon
                                                     Capital             Capital          Capital
                                                    Management          Management       Management
                                                    The Dow 10          The S&P 10     Value Line 25
ASSETS                                                 Fund                Fund             Fund
                                                -------------------  ----------------- ---------------
                                                -------------------  ----------------- ---------------

Investments - unaffiliated, at value (a) (b)              $ 15,534           $ 16,107        $ 13,782
Investments - affiliated, at value and cost                  3,073              1,831           2,396
Cash                                                             -                  -               -
Foreign currency (c)                                             -                  -               -
Receivables:
   Dividends and interest                                       63                 58               2
   Foreign taxes recoverable                                     -                  -               -
   Forward currency contracts                                    -                  -               -
   Fund shares sold                                             34                 49              27
   Investment securities sold                                    -                  -             141
                                                -------------------  ----------------- ---------------
                                                -------------------  ----------------- ---------------
TOTAL ASSETS                                                18,704             18,045          16,348
                                                -------------------  ----------------- ---------------
                                                -------------------  ----------------- ---------------

LIABILITIES
Cash overdraft                                                   -                  -               -
Payables:
   Administrative fees                                           2                  2               2
   Advisory fees                                                 5                  6               4
   Forward currency contracts                                    -                  -               -
   Fund shares redeemed                                          4                  8               1
   Investment securities purchased                               -                  -               -
   Trustees fees                                                 -                  -               -
   Other                                                         -                  -               2
   12B-1 service fees (Class A)                                  3                  3               2
Return of collateral for securities loaned                   2,886              1,649           2,391
                                                -------------------  ----------------- ---------------
                                                -------------------  ----------------- ---------------
TOTAL LIABILITIES                                            2,900              1,668           2,402
                                                -------------------  ----------------- ---------------
                                                -------------------  ----------------- ---------------
NET ASSETS                                                $ 15,804           $ 16,377        $ 13,946
                                                ===================  ================= ===============
                                                ===================  ================= ===============

NET ASSETS CONSIST OF:
Paid-in capital                                           $ 13,606           $ 12,036        $ 13,329
Undistributed (accumulated) net
   investment income (loss)                                    499                139              (8)
Accumulated net realized gain (loss)                           972              1,931             136
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                        727              2,271             489
                                                -------------------  ----------------- ---------------
                                                -------------------  ----------------- ---------------
                                                          $ 15,804           $ 16,377        $ 13,946
                                                ===================  ================= ===============
                                                ===================  ================= ===============

CLASS A
Net assets                                                $ 15,804           $ 16,377        $ 13,946
Shares outstanding (no par value),
   unlimited shares authorized                               1,084              1,203           1,222
Net asset value per share                                  $ 14.57            $ 13.61         $ 11.41
                                                ===================  ================= ===============
                                                ===================  ================= ===============

CLASS B
Net assets                                              n/a                 n/a              n/a
Shares outstanding (no par value),
   unlimited shares authorized                          n/a                 n/a              n/a
Net asset value per share                               n/a                 n/a              n/a
----------------------------------------------
----------------------------------------------

(a) Including securities on loan of:                       $ 2,827            $ 1,607         $ 2,324
(b) Investments - unaffiliated, at cost                     14,807             13,836          13,294
(c) Foreign currency, at cost                                    -                  -               -


                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                         JNLNY VARIABLE FUND I LLC
                                             ----------------------------------------------------------------------------------
                                             ----------------------------------------------------------------------------------

                                                 JNL/Mellon          JNL/Mellon                                JNL/Mellon
                                                   Capital             Capital        JNL/Mellon Capital        Capital
                                                 Management          Management           Management           Management
                                                     25               Global 15           Nasdaq 15          Select Small-
                                                    Fund                Fund               Fund (b)             Cap Fund
                                             -------------------- ------------------  ------------------- ---------------------
                                             -------------------- ------------------  ------------------- ---------------------
INVESTMENT INCOME
   Dividends                                               $ 301              $ 175                  $ 1                  $ 45
   Interest (a)                                                3                  2                    -                     2
   Foreign taxes withheld                                      -                 (7)                   -                     -
   Securities lending                                          1                  1                    -                     3
                                             -------------------- ------------------  ------------------- ---------------------
                                             -------------------- ------------------  ------------------- ---------------------
TOTAL INVESTMENT INCOME                                      305                171                    1                    50
                                             -------------------- ------------------  ------------------- ---------------------
                                             -------------------- ------------------  ------------------- ---------------------

EXPENSES
   Administrative fees                                        19                  9                    -                    10
   Advisory fees                                              47                 17                    1                    26
   Trustees fees                                               1                  -                    -                     1
   Other                                                       -                  -                    -                     -
   12B-1 service fees (Class A)                               25                  9                    1                    14
                                             -------------------- -------------------------------------------------------------
                                             -------------------- -------------------------------------------------------------
TOTAL EXPENSES                                                92                 35                    2                    51
                                             -------------------- ------------------  ------------------- ---------------------
                                             -------------------- ------------------  ------------------- ---------------------
NET INVESTMENT INCOME (LOSS)                                 213                136                   (1)                   (1)
                                             -------------------- ------------------  ------------------- ---------------------
                                             -------------------- ------------------  ------------------- ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                             1,735                 87                    -                 1,184
   Foreign currency related items                              -                 (3)                   -                     -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                             1,045              1,270                   91                   115
   Foreign currency related items                              -                  -                    -                     -
                                             -------------------- ------------------  ------------------- ---------------------
                                             -------------------- ------------------  ------------------- ---------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                             2,780              1,354                   91                 1,299
                                             -------------------- ------------------  ------------------- ---------------------
                                             -------------------- ------------------  ------------------- ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 2,993            $ 1,490                 $ 90               $ 1,298
---------------------------------------------==================== ==================  =================== =====================
---------------------------------------------==================== ==================  =================== =====================

(a) Interest from affiliated investments                     $ 3                $ 2                  $ -                   $ 1
(b) Period from October 4, 2004 (commencement of operations)


                                             --------------------------------------------------------------
                                             --------------------------------------------------------------

                                                  JNL/Mellon           JNL/Mellon           JNL/Mellon
                                                    Capital             Capital              Capital
                                                  Management           Management           Management
                                                  The Dow 10           The S&P 10         Value Line 25
                                                     Fund                 Fund               Fund (b)
                                               ------------------  -------------------  -------------------
                                               ------------------  -------------------  -------------------
INVESTMENT INCOME
   Dividends                                               $ 465                $ 212                  $ 2
   Interest (a)                                                2                    3                    1
   Foreign taxes withheld                                      -                    -                    -
   Securities lending                                          1                    2                    -
                                               ------------------  -------------------  -------------------
                                               ------------------  -------------------  -------------------
TOTAL INVESTMENT INCOME                                      468                  217                    3
                                               ------------------  -------------------  -------------------
                                               ------------------  -------------------  -------------------

EXPENSES
   Administrative fees                                        18                   23                    2
   Advisory fees                                              46                   56                    5
   Trustees fees                                               1                    1                    -
   Other                                                       -                    -                    2
   12B-1 service fees (Class A)                               24                   30                    2
                                               ------------------  -------------------  -------------------
                                               ------------------  -------------------  -------------------
TOTAL EXPENSES                                                89                  110                   11
                                               ------------------  -------------------  -------------------
                                               ------------------  -------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                 379                  107                   (8)
                                               ------------------  -------------------  -------------------
                                               ------------------  -------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                               909                1,938                  136
   Foreign currency related items                              -                    -                    -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                              (602)               1,177                  489
   Foreign currency related items                              -                    -                    -
                                               ------------------  -------------------  -------------------
                                               ------------------  -------------------  -------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                               307                3,115                  625
                                               ------------------  -------------------  -------------------
                                               ------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 686              $ 3,222                $ 617
---------------------------------------------  ==================  ===================  ===================
---------------------------------------------  ==================  ===================  ===================

(a) Interest from affiliated investments                     $ 2                  $ 3                  $ 1
(b) Period from October 4, 2004 (commencement of operations)

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                          JNLNY VARIABLE FUND I LLC
                                                ---------------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------------

                                                    JNL/Mellon          JNL/Mellon                                JNL/Mellon
                                                      Capital             Capital        JNL/Mellon Capital         Capital
                                                    Management          Management           Management           Management
                                                        25               Global 15           Nasdaq 15           Select Small-
OPERATIONS                                             Fund                Fund               Fund (a)             Cap Fund
                                                 ------------------  ------------------ ---------------------  ------------------
                                                 ------------------  ------------------ ---------------------  ------------------
   Net investment income (loss)                              $ 213               $ 136                  $ (1)               $ (1)
   Net realized gain (loss) on:
      Investments                                            1,735                  87                     -               1,184
      Foreign currency related items                             -                  (3)                    -                   -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                            1,045               1,270                    91                 115
      Foreign currency related items                             -                   -                     -                   -
                                                 ------------------  ------------------ ---------------------  ------------------
                                                 ------------------  ------------------ ---------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           2,993               1,490                    90               1,298
                                                 ------------------  ------------------ ---------------------  ------------------
                                                 ------------------  ------------------ ---------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                               15,389               9,228                 1,125               6,913
      Class B                                                    -                   -                     -                   -
   Proceeds in connection with acquisition
      Class A                                                    -                   -                     -                   -
      Class B                                                    -                   -                     -                   -
   Cost of shares redeemed
      Class A                                               (6,882)               (995)                   (4)             (4,303)
      Class B                                                    -                   -                     -                   -
                                                 ------------------  ------------------ ---------------------  ------------------
                                                 ------------------  ------------------ ---------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                   8,507               8,233                 1,121               2,610
                                                 ------------------  ------------------ ---------------------  ------------------
                                                 ------------------  ------------------ ---------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                       11,500               9,723                 1,211               3,908

NET ASSETS BEGINNING OF PERIOD                               7,121               1,358                     -               6,219
                                                 ------------------  ------------------ ---------------------  ------------------
                                                 ------------------  ------------------ ---------------------  ------------------

NET ASSETS END OF PERIOD                                  $ 18,621            $ 11,081               $ 1,211            $ 10,127
                                                 ==================  ================== =====================  ==================
                                                 ==================  ================== =====================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ 362                 $ -                  $ (1)               $ (5)
                                                 ==================  ================== =====================  ==================
                                                 ==================  ================== =====================  ==================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                                1,048                 654                   111                 442
      Class B                                                    -                   -                     -                   -
Shares issued in connection with acquisition
      Class A                                                    -                   -                     -                   -
      Class B                                                    -                   -                     -                   -
Shares redeemed
      Class A                                                 (451)                (73)                    -                (268)
      Class B                                                    -                   -                     -                   -
                                                 ------------------  ------------------ ---------------------  ------------------
                                                 ------------------  ------------------ ---------------------  ------------------
Net increase (decrease)                                        597                 581                   111                 174
                                                 ==================  ================== =====================  ==================
                                                 ==================  ================== =====================  ==================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                   $ 17,491             $ 8,737               $ 1,093            $ 11,236
Proceeds from sales of securities                            8,807                 423                     -               8,659

------------------------------------------------
-------------------------------------------------------------------
(a) Period from October 4, 2004 (commencement of operations)



                                                -------------------------------------------------------------
                                                -------------------------------------------------------------

                                                       JNL/Mellon          JNL/Mellon         JNL/Mellon
                                                         Capital             Capital            Capital
                                                       Management          Management         Management
                                                       The Dow 10          The S&P 10        Value Line 25
OPERATIONS                                                Fund                Fund             Fund (a)
                                                    ------------------  -----------------  ------------------
                                                    ------------------  -----------------  ------------------
   Net investment income (loss)                                 $ 379              $ 107                $ (8)
   Net realized gain (loss) on:
      Investments                                                 909              1,938                 136
      Foreign currency related items                                -                  -                   -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                                (602)             1,177                 489
      Foreign currency related items                                -                  -                   -
                                                    ------------------  -----------------  ------------------
                                                    ------------------  -----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                686              3,222                 617
                                                    ------------------  -----------------  ------------------
                                                    ------------------  -----------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                  11,281             15,329              14,535
      Class B                                                       -                  -                   -
   Proceeds in connection with acquisition
      Class A                                                       -                  -                   -
      Class B                                                       -                  -                   -
   Cost of shares redeemed
      Class A                                                  (4,771)           (10,579)             (1,206)
      Class B                                                       -                  -                   -
                                                    ------------------  -----------------  ------------------
                                                    ------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                      6,510              4,750              13,329
                                                    ------------------  -----------------  ------------------
                                                    ------------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                           7,196              7,972              13,946

NET ASSETS BEGINNING OF PERIOD                                  8,608              8,405                   -
                                                    ------------------  -----------------  ------------------
                                                    ------------------  -----------------  ------------------

NET ASSETS END OF PERIOD                                     $ 15,804           $ 16,377            $ 13,946
                                                    ==================  =================  ==================
                                                    ==================  =================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                     $ 499              $ 139                $ (8)
                                                    ==================  =================  ==================
                                                    ==================  =================  ==================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                                     821              1,310               1,328
      Class B                                                       -                  -                   -
Shares issued in connection with acquisition
      Class A                                                       -                  -                   -
      Class B                                                       -                  -                   -
Shares redeemed
      Class A                                                    (346)              (835)               (106)
      Class B                                                       -                  -                   -
                                                    ------------------  -----------------  ------------------
                                                    ------------------  -----------------  ------------------
Net increase (decrease)                                           475                475               1,222
                                                    ==================  =================  ==================
                                                    ==================  =================  ==================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                      $ 12,346           $ 21,372            $ 14,340
Proceeds from sales of securities                               5,512             16,650               1,183

------------------------------------------------
-------------------------------------------------
(a) Period from October 4, 2004 (commencement of operations)

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                JNLNY VARIABLE FUND I LLC
                                              ------------------------------------------------------------------------------

                                                  JNL/Mellon         JNL/Mellon           JNL/Mellon          JNL/Mellon
                                                   Capital             Capital             Capital             Capital
                                                  Management         Management           Management          Management
                                                      25              Global 15         Select Small-         The Dow 10
OPERATIONS                                           Fund               Fund               Cap Fund              Fund
                                              ------------------- ------------------  -------------------  -----------------
   Net investment income (loss)                            $ 144               $ 13                 $ (3)             $ 112
   Net realized gain (loss) on:
      Investments                                             19                  7                   62                  4
      Foreign currency related items                           -                  -                    -                  -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                          1,400                145                1,212              1,332
      Foreign currency related items                           -                  -                    -                  -
                                              ------------------- ------------------  -------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         1,563                165                1,271              1,448
                                              ------------------- ------------------  -------------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        5,863              1,236                5,385              7,359
   Cost of shares redeemed                                  (545)              (136)                (707)              (501)
                                              ------------------- ------------------  -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 5,318              1,100                4,678              6,858
                                              ------------------- ------------------  -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      6,881              1,265                5,949              8,306

NET ASSETS BEGINNING OF PERIOD                               240                 93                  270                302
                                              ------------------- ------------------  -------------------  -----------------

NET ASSETS END OF PERIOD                                 $ 7,121            $ 1,358              $ 6,219            $ 8,608
                                              =================== ==================  ===================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 149               $ 22                 $ (4)             $ 120
                                              =================== ==================  ===================  =================

(1)SHARE TRANSACTIONS
Shares sold                                                  546                110                  412                623
Shares redeemed                                              (48)               (12)                 (51)               (41)
                                              ------------------- ------------------  -------------------  -----------------
Net increase (decrease)                                      498                 98                  361                582
                                              =================== ==================  ===================  =================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                  $ 5,820            $ 1,165              $ 4,931            $ 6,956
Proceeds from sales of securities                            396                121                  567                189



                                              -----------------

                                                 JNL/Mellon
                                                  Capital
                                                 Management
                                                 The S&P 10
OPERATIONS                                          Fund
                                              -----------------
   Net investment income (loss)                           $ 31
   Net realized gain (loss) on:
      Investments                                           (3)
      Foreign currency related items                         -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                        1,105
      Foreign currency related items                         -
                                              -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       1,133
                                              -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                      7,607
   Cost of shares redeemed                                (570)
                                              -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               7,037
                                              -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    8,170

NET ASSETS BEGINNING OF PERIOD                             235
                                              -----------------

NET ASSETS END OF PERIOD                               $ 8,405
                                              =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                               $ 32
                                              =================

(1)SHARE TRANSACTIONS
Shares sold                                                759
Shares redeemed                                            (55)
                                              -----------------
Net increase (decrease)                                    704
                                              =================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                $ 7,365
Proceeds from sales of securities                          430

                     See Notes to the Financial Statements.


JNL Variable Funds
Financial Highlights

                                                              Increase (Decrease) from
                                                                Investment Operations
                                             --------------------------------------------------------------
                              Net Asset      --------------------------------------------------------------
                                Value                Net             Net Realized          Total from       Distributions from
         Period               Beginning          Investment          & Unrealized          Investment         Net Investment
         Ended                of Period         Income (Loss)       Gains (Losses)         Operations             Income
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

Class A
       12/31/2004               $13.66               $0.04                $2.96                $3.00                    -
       12/31/2003                10.33                0.05                 3.28                 3.33                    -
   07/22(a)-12/31/02             10.00                0.24                 0.09                 0.33                    -

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
       12/31/2004               $12.66                0.02                 3.42                 3.44                    -
       12/31/2003                 9.74               (0.74)                3.66                 2.92                    -
   07/22(a)-12/31/02             10.00                0.95                (1.21)               (0.26)                   -

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
   10/04(a)-12/31/04            $10.00              $(0.01)               $0.89                $0.88                    -

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

Class A
       12/31/2004               $16.11                   -                 1.97                 1.97                    -
       12/31/2003                10.89                0.03                 5.19                 5.22                    -
   07/22(a)-12/31/02             10.00               (0.04)                0.93                 0.89                    -

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (NY)

Class A
       12/31/2004               $14.14                0.26                 0.17                 0.43                    -
       12/31/2003                11.22               (0.10)                3.02                 2.92                    -
   07/22(a)-12/31/02             10.00                0.30                 0.92                 1.22                    -

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)

Class A
       12/31/2004               $11.54                0.07                 2.00                 2.07                    -
       12/31/2003                 9.69               (0.01)                1.86                 1.85                    -
   07/22(a)-12/31/02             10.00                0.05                (0.36)               (0.31)                   -

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
   10/04(a)-12/31/04            $10.00               (0.01)                1.42                 1.41                    -

--------------------------------------------------------------------------------------------------------------------------------





                                                                                                  Supplemental Data
                                 Distributions from                        ---------------------------------------------------------
                                    net realized                           ---------------------------------------------------------
                                      Gains on               Net Asset                               Net Assets,
         Period                      Investment             Value, End            Total             End of Period         Portfolio
         Ended                      Transactions             of Period          Return (b)          (in thousands)         Turnover
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

Class A
       12/31/2004                       -                      $16.66             21.96 %             $18,621               69.6%
       12/31/2003                       -                       13.66             32.24                 7,121               11.9
   07/22(a)-12/31/02                    -                       10.33              3.30                   240              122.8

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
       12/31/2004                       -                       16.10             27.17                11,081                9.3
       12/31/2003                       -                       12.66             29.98                 1,358               25.6
   07/22(a)-12/31/02                    -                        9.74             (2.60)                   93              134.4

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
   10/04(a)-12/31/04                    -                      $10.88              8.80 %              $1,211                0.0

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

Class A
       12/31/2004                       -                       18.08             12.23                10,127              124.8
       12/31/2003                       -                       16.11             47.93                 6,219               19.9
   07/22(a)-12/31/02                    -                       10.89              8.90                   270              128.3

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (NY)

Class A
       12/31/2004                       -                       14.57              3.04                15,804               45.9
       12/31/2003                       -                       14.14             26.03                 8,608                5.2
   07/22(a)-12/31/02                    -                       11.22             12.20                   302              121.4

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)

Class A
       12/31/2004                       -                       13.61             17.94                16,377              112.1
       12/31/2003                       -                       11.54             19.09                 8,405               10.4
   07/22(a)-12/31/02                    -                        9.69             (3.10)                  235              113.7

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
   10/04(a)-12/31/04                    -                       11.41             14.10                13,946               27.5

------------------------------------------------------------------------------------------------------------------------------------




                                                        Ratio of Net
                                      Ratio of           Investment
                                    Expenses to         Income (Loss)
         Period                     Average Net          to Average
         Ended                       Assets (c)        Net Assets (c)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

Class A
       12/31/2004                       0.73%                 1.68%
       12/31/2003                       0.81                  4.27
   07/22(a)-12/31/02                    0.82                  2.37

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
       12/31/2004                       0.78                  2.98
       12/31/2003                       0.86                  2.65
   07/22(a)-12/31/02                    0.87                  4.21

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
   10/04(a)-12/31/04                    0.76%                (0.32)%

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

Class A
       12/31/2004                       0.73                 (0.01)
       12/31/2003                       0.81                 (0.11)
   07/22(a)-12/31/02                    0.82                 (0.39)

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (NY)

Class A
       12/31/2004                       0.73                  3.10
       12/31/2003                       0.81                  3.10
   07/22(a)-12/31/02                    0.82                  3.31

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)

Class A
       12/31/2004                       0.73                  0.71
       12/31/2003                       0.81                  0.73
   07/22(a)-12/31/02                    0.82                  0.57

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
   10/04(a)-12/31/04                    0.87                 (0.60)

--------------------------------------------------------------------------

-------------------------
(a)  Commencement of operations.
(b)  Total Return is not  annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable  accounts or any annuity charges.
(c)  Annualized for periods less than one year.


                     See Notes to the Financial Statements.


JNLNY VARIABLE FUND I LLC
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

The JNLNY Variable Fund I LLC (The "JNL Variable Funds") is a limited liability company organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940. The JNLNY Variable Fund I LLC includes the following seven (7) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund (NY), JNL/Mellon Capital Management Global 15 Fund (NY), JNL/Mellon Capital Management Nasdaq 15 Fund
(NY), JNL/Mellon Capital Management Select Small-Cap Fund (NY), JNL/Mellon Capital Management The Dow 10 Fund (NY), and JNL/Mellon Capital Management The S&P 10 Fund (NY) and JNL/Mellon Capital Management Value Line 25 Fund (NY).

Effective February 18, 2004, each of the JNL Variable Funds are managed by Mellon Capital Management Corp. For the period from December 15, 2003 to February 17, 2004, each of the JNL Variable Funds were managed by Curian Capital LLC.

Each Fund offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 Service Fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Funds and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

Jackson National Asset Management, LLC ("JNAM L.L.C."), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds. Curian Capital LLC is an affiliate of the Adviser. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity and variable life policies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. If trading or events occurring in other markets after the close of the foreign stock exchange are expected to have a material affect on the value of the investments, or when quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Managers.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 11:00 a.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

Forward Foreign Currency Exchange Contracts - A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

Securities Loaned - The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Adviser). The Funds bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

No distributions of net investment income or realized capital gains are required.

Federal Income Taxes - The JNLNY Variable Fund I LLC is a limited liability company with each of their interests owned by a single interest: JNLNY Separate Account-I. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National or Jackson National Life Insurance Company of New York and are not taxed separately.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM L.L.C. whereby JNAM L.L.C. provides investment management and transfer agency services. Each Fund in the JNL Variable Funds paid JNAM L.L.C. an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of the investment advisory fee is paid to Mellon Capital Management Corp. as compensation for their services. Effective February 18, 2004, the following is a schedule of the fees each Fund is currently obligated to pay JNAM L.L.C.:

Assets                          Fees
$0 to $50 million               0.37%
$50 million to $100 million     0.31%
Over $100 million               0.28%

Prior to February 18, 2004, Target Fund advisory fees were 0.43% on all assets.

Administrative Fee - In addition to the investment advisory fee, each Fund in the JNL Variable Funds paid JNAM L.L.C. an annual Administrative Fee of 0.15% of the average daily net assets of the Fund, except for the JNL/Mellon Capital Management Global 15 Fund (NY) which paid JNAM L.L.C. an annual Administrative Fee of 0.20% of the average daily net assets of the Fund.

In return for the fee, JNAM L.L.C. provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM L.L.C. is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers and a majority of the cost associated with the Chief Compliance Officer.

Brokerage Fees - During the period ended December 31, 2004, JNL/Mellon Capital Management 25 Fund (NY), JNL/Mellon Capital Management Select Small-Cap Fund
(NY), JNL/Mellon Capital Management The Dow 10 Fund (NY), JNL/Mellon Capital Management The S&P 10 Fund (NY), paid, $3, $11, $3 and $12, in thousands respectively, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

12b-1 Service Fee - Effective December 15, 2003, the JNL Variable Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund's Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% as a percentage of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class
A)".

Deferred Compensation Plan - The Funds have adopted a Deferred Compensation Plan whereby non-interested Managers may defer the receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the designated Fund(s). The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed under the terms of the Deferred Compensation Plan.

Investments in affiliates - During the year ended December 31, 2004, certain funds invested in a money market fund for temporary purposes, which were managed by an affiliate to the subadviser. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statement of Operations.

Disclosure of Fund Expenses (Unaudited)

All Mutual Funds are affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, and the printing of shareholder reports.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account vales and actual expenses incurred by the fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make the 5% calculation.




                                                                                      ACTUAL FUND RETURN
                                                              ----------------------------------------------------------------------
                                                              ----------------------------------------------------------------------
                                                                  BEGINNING           ENDING                            EXPENSES
                                                                   ACCOUNT           ACCOUNT          ANNUALIZED          PAID
                                                                    VALUE             VALUE             EXPENSE          DURING
                                                                  6/30/2004         12/31/2004          RATIOS           PERIOD
                                                              ------------------ -----------------  ----------------  --------------
                                                              ------------------ -----------------  ----------------  --------------

JNL/Mellon Capital Management 25 Fund (NY)
   Class A                                                           $ 1,000.00     $    1,105.50              0.73 %        $ 3.86
JNL/Mellon Capital Management Global 15 Fund (NY)
   Class A                                                             1,000.00          1,202.40              0.78            4.32
JNL/Mellon Capital Management Nasdaq 15 Fund (NY) (a)
   Class A                                                             1,000.00          1,088.00              0.76            3.99
JNL/Mellon Capital Management Select Small-Cap Fund (NY)
   Class A                                                             1,000.00          1,125.80              0.73            3.90
JNL/Mellon Capital Management The Dow 10 Fund (NY)
   Class A                                                             1,000.00          1,065.10              0.73            3.79
JNL/Mellon Capital Management The S&P 10 Fund (NY)
   Class A                                                             1,000.00          1,144.70              0.73            3.94
JNL/Mellon Capital Management Value Line 25 Fund (NY) (a)
   Class A                                                             1,000.00          1,141.00              0.87            4.68

--------------------------------------------------------------

                                                                                 HYPOTHETICAL 5% RETURN
                                                          -------------------------------------------------------------------
                                                          -------------------------------------------------------------------
                                                             BEGINNING          ENDING                           EXPENSES
                                                              ACCOUNT          ACCOUNT         ANNUALIZED          PAID
                                                               VALUE            VALUE           EXPENSE           DURING
                                                             6/30/2004        12/31/2004         RATIOS           PERIOD
                                                          ----------------  ---------------  ---------------  ---------------
                                                          ----------------  ---------------  ---------------  ---------------

JNL/Mellon Capital Management 25 Fund (NY)
   Class A                                                $      1,000.00  $      1,021.48             0.73 %         $ 3.71
JNL/Mellon Capital Management Global 15 Fund (NY)
   Class A                                                       1,000.00         1,021.24             0.78             3.96
JNL/Mellon Capital Management Nasdaq 15 Fund (NY) (a)
   Class A                                                       1,000.00         1,021.32             0.76             3.86
JNL/Mellon Capital Management Select Small-Cap Fund (NY)
   Class A                                                       1,000.00         1,021.48             0.73             3.71
JNL/Mellon Capital Management The Dow 10 Fund (NY)
   Class A                                                       1,000.00         1,021.48             0.73           $ 3.71
JNL/Mellon Capital Management The S&P 10 Fund (NY)
   Class A                                                       1,000.00         1,021.48             0.73             3.71
JNL/Mellon Capital Management Value Line 25 Fund (NY) (a)
   Class A                                                       1,000.00         1,020.76             0.87             4.42

--------------------------------------------------------------



Additional Disclosure (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Registrants use to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling Shareholder Services toll-free at 800-644-4563; (ii) on the Registrants' website at www.jnlny.com and (iii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the Registrants voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrants' website at www.jnlny.com and on the SEC website at www.sec.gov.

Quarterly Portfolio Holdings
The Registrants file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-644-4563.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and the Board of Managers of JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC and JNLNY Variable Fund I LLC

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC and JNLNY Variable Fund I LLC (the "Funds") as listed in Note 1 of the financial statements at December 31, 2004, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights presented for the period prior to 2001 were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each series within JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC, and JNLNY Variable Fund I LLC at December 31, 2004, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.



/s/ KPMG LLP


Chicago, Illinois
February 15, 2005

               MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC,
               JNL VARIABLE FUND III LLC, JNL VARIABLE FUND V LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

                                                                                                NUMBER OF
                                  CURRENT                                                     PORTFOLIOS IN
                                 POSITION                                                   THE FUND COMPLEX          OTHER
  MANAGER/OFFICER (AGE) AND      WITH THE      LENGTH OF TIME       PRINCIPAL OCCUPATION     OVERSEEN BY THE   DIRECTORSHIPS HELD
           ADDRESS                 FUND            SERVED           FOR THE PAST 5 YEARS         MANAGER         BY THE MANAGER
-------------------------------
INTERESTED MANAGERS
Robert A. Fritts* (56)          Manager      2/99 to Present      Senior Vice President          66                 None
1 Corporate Way                                                   and Controller of
Lansing, MI 48951               President    12/02 to Present     Jackson National Life
                                and Chief                         Insurance Company (9/03
                                Executive                         to Present); Vice
                                Officer                           President and
                                                                  Controller of
                                                                  Jackson
                                                                  National Life
                                                                  Insurance
                                                                  Company (8/82
                                                                  to 8/03);
                                                                  Trustee or
                                                                  Manager, and
                                                                  (since 12/02)
                                                                  President and
                                                                  Chief
                                                                  Executive
                                                                  Officer of
                                                                  each other
                                                                  investment
                                                                  company in the
                                                                  Fund Complex.

DISINTERESTED MANAGERS
Michael Bouchard (48)           Manager      4/00 to Present      Sheriff, Oakland               66                 None
1 Corporate Way                                                   County, Michigan (1/99
Lansing, MI 48951                                                 to Present)
                                                                  Senator - State of
                                                                  Michigan (1991-1999)
                                                                  Chairman - Financial
                                                                  Services Committee
                                                                  (1/95 to 1/99)

Dominic D'Annunzio (66)         Chairman     2/04 to Present      Acting Commissioner of         66                 None
1 Corporate Way                 of the                            Insurance for the State
Lansing, MI 48951               Board                             of Michigan (1/90 to
                                                                  5/90) (8/97 to 5/98)
                                Manager      6/03 to Present

Michelle Engler (46)            Manager      4/00 to Present      Attorney (1983 to              66            Director of
1 Corporate Way                                                   Present)                                     Federal Home Loan
Lansing, MI 48951                                                 First Lady of the State                      Mortgage
                                                                  of Michigan (1990-2002)                      Corporation
                                                                  Michigan Community
                                                                  Service Commission
                                                                  Chair (1991-2000)

Joseph Frauenheim (70)          Manager      12/03 to Present     Consultant (Banking)           66                 None
1 Corporate Way
Lansing, MI 48951

Richard McLellan (62)           Manager      12/03 to Present     Member, Dykema Gossett         66                 None
1 Corporate Way                                                   PLLC (law firm)
Lansing, MI 48951


----------------------

* Mr. Fritts is an "interested person" of the Fund due to his position with Jackson National Life Insurance Company, which is the parent company of the Adviser and Distributor.




                                          MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC,
                                          JNL VARIABLE FUND III LLC, JNL VARIABLE FUND V LLC
                                                     AND JNLNY VARIABLE FUND I LLC
                                                (COLLECTIVELY, THE JNL VARIABLE FUNDS)

                                                                                                NUMBER OF
                                   CURRENT                                                    PORTFOLIOS IN
                                  POSITION                                                  THE FUND COMPLEX
   MANAGER/OFFICER (AGE) AND      WITH THE      LENGTH OF TIME      PRINCIPAL OCCUPATION     OVERSEEN BY THE   OTHER MANAGERSHIPS
            ADDRESS                 TRUST           SERVED          FOR THE PAST 5 YEARS         MANAGER       HELD BY THE MANAGER
--------------------------------
OFFICERS
Mark D. Nerud (38)               Vice         2/99 to Present     Chief Financial Officer   Not Applicable     Not Applicable
225 West Wacker Drive            President                        (11/00 to Present; Vice
Chicago, IL 60606                                                 President, Treasurer,
                                 Treasurer,   12/02 to            Chief Financial Officer
                                              Present             and Chief Financial
                                                                  other Investment
                                                                  Officer of Companies
                                                                  advised by the Adviser;
                                                                  Vice President - Fund
                                                                  Accounting &
                                                                  Administration of
                                                                  Jackson National Life
                                                                  Insurance Company (1/00
                                                                  to Present)

Susan S. Rhee (33)               Vice         2/04 to             Secretary of the          Not Applicable     Not Applicable
1 Corporate Way                  President,   Present             Adviser (11/00 to
Lansing, MI 48951                Counsel                          Present); Assistant
                                                                  Vice President of
                                 Secretary                        Jackson National Life
                                                                  Insurance Company (8/03
                                                                  to Present); Associate
                                                                  General Counsel of
                                                                  Jackson National Life
                                                                  Insurance Company (7/01
                                                                  to Present), Senior
                                                                  Attorney of Jackson
                                                                  National Life Insurance
                                                                  Company (1/00 to 7/01);
                                                                  Goldman, Sachs & Co.
                                                                  (10/99 to 12/99); Van
                                                                  Eck Associates
                                                                  Corporation (9/97 to
                                                                  10/99)



The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), or writing the JNL Variable Funds Service Center, P.O. Box 378002, Denver, Colorado 80237-8003 or by visiting www.jnl.com or www.jnlny.com.

                     MANAGERS OF THE JNL VARIABLE FUND LLC,
               JNL VARIABLE FUND III LLC, JNL VARIABLE FUND V LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

The Managers and officers are interested persons of the JNL Variable Funds or the Adviser and do not receive any compensation from the JNL Variable Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the JNL Variable Funds, received from the JNL Variable Funds the compensation amounts indicated for the services as such.


                                                PENSION OR RETIREMENT      ESTIMATED       TOTAL COMPENSATION
                                AGGREGATE        BENEFITS ACCRUED AS        ANNUAL            FROM FUNDS AND
                               COMPENSATION            PART OF           BENEFITS UPON          FROM FUND
                             FROM THE FUNDS*        FUND EXPENSES         RETIREMENT             COMPLEX
                             ---------------        -------------         ----------            ---------
MANAGER

Joseph Frauenheim                $82,500               $0                     $0                 $82,500
Richard McLellan                 $77,500                   $0                 $0                 $77,500
Dominic D'Annunzio               $87,500                   $0                 $0                 $87,500**
Michael Bouchard                 $77,500                   $0                 $0                 $77,500
Michelle Engler                  $77,500                   $0                 $0                 $77,500

* The fees paid to the independent Managers are paid for combined meetings of the funds in the fund complex. The fees are allocated to the funds and it affiliated investment companies on a pro-rata basis based on net assets. **Mr.
D'Annunzio deferred $19,583.32.


                             PROXY VOTING GUIDELINES

Jackson National Asset Management, LLC, the fund's adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Code of Ethics.
As of the end of the period covered by this report, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. Amendments were approved in order to comply with the amendments of Rule 17j-1. No waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant does not have a Financial Expert on its Board. The Registrant has determined that the financials do not involve the complexities of public company financials and that the accounting methodologies of investment companies are well established under the Investment Company Act of 1940 and therefore, a financial expert is not necessary.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

KPMG billed the Company aggregate fees for professional services rendered for the fiscal years ending December 31, 2004, and December 31, 2003, as follows:

                                      2004

Company                         Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNLNY Variable Fund I            $ 41,300         $  3,019               $ 10,992              $ 0            $ 55,311


                                      2003

Company                         Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNLNY Variable Fund I            $19,025             $0                   $0                 $0              $19,025


(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the Fund's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the Fund on the same terms as the full Audit Committee previously had approved for the then existing funds.

(e)(2) None

(f) 0%

(g) KPMG was paid $27,600 for 2004 and $26,523 for 2003 to perform an internal control review pursuant to SAS No. 70 related to JNAM's fund accounting procedures. For the fiscal years ended December 31, 2003 and December 31, 2004, KPMG did not provide any other non-audit services to JNAM and its affiliates that provide ongoing services to the Company, other then the SAS 70.

(h) The Audit Committee pre-approved the SAS No. 70 review described above when the Audit Committee approved KPMG as Auditors for fiscal years 2004 and 2003, and did not find provision of these services to be incompatible with maintaining the auditors independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

     (a) In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of February 24, 2005, and have concluded that our disclosure controls and procedures are effective.

     (b) There was no change in our internal control over financial reporting during our last fiscal half-year that has materially affected, or is reasonably likely to materially affect, our internal control over financial reporting.

Item 12. Exhibits

        a. (1) The Registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. (1)The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 4th day of March, 2005.

JNLNY Variable Fund I LLC
(Registrant)

By:   /s/ Robert A. Fritts
      ------------------------------
      Robert A. Fritts, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts                 President                March 4, 2005
-----------------------------
Robert A. Fritts


/s/ Mark D. Nerud                    Chief Financial Officer  March 4, 2005
-----------------------------
Mark D. Nerud

                                  EXHIBIT LIST

Exhibit 12(a)(1)        Registrant's Code of Ethics.

Exhibit 12(a)(2) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

                        Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)(1)        Certification required by Rule 30a-2(b) under the Act.